Derivative financial instruments	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Derivative financial instruments

19.	Derivative financial instruments

The Group’s derivative financial liabilities consist of financial instruments arising from financing arrangements that include features which do not meet the “fixed-for-fixed” criterion under IAS 32. These instruments are classified as financial liabilities at FVTPL and are remeasured at each reporting date, with changes in fair value recognised in profit or loss. They are valued using a Black-Scholes model and classified within Level 2 of the fair value hierarchy. All public warrants expired in December 2025.

	Convertible notes	Private warrants	Public warrants	Total derivative liabilities
	€’000	€’000	€’000	€’000
Balance at 1 January 2026	20	161	-	181
Fair value gain recognised in profit or loss	(12)	-	-	(12)
Balance at 30 June 2026	8	161	-	169

The balance at 1 January 2026 is presented by instrument. The note to the 2025 consolidated financial statements presented the full balance of €181k within convertible notes.